Putnam Global Growth Fund
One Post Office Square
Boston, MA 02109
                                       June 21, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Growth Fund (the "Fund") (Registration No. 333-87530)
    Registration Statement of the Fund on Form N-14
    Investment Company Act Registration No. 811-1403

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(b) upon the effectiveness of the Fund's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement, which is the most recent amendment to such Registration Statement and was filed electronically on June 20, 2002.

Comments or questions concerning this certificate may be directed to Peter D. Stahl of Ropes & Gray at (617) 951-7074.

                                       Very truly yours,

                                       PUTNAM GLOBAL GROWTH FUND

                                       /s/ Gordon H. Silver
                                   By: ----------------------------
                                       Gordon H. Silver
                                       Vice President


cc: Beth K. Werths, Esquire
    Brian D. McCabe, Esquire, Ropes & Gray